Financing Arrangements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Financing Arrangements
Summary of debt outstanding

	As of
	March 31,	December 31,
	2015	2014
	(unaudited)	(audited)
Notes Payable to Directors and Affiliates	$1,850,000	$1,350,000
Convertible Term Loan, due December 2016, interest at 10%	2,300,000	2,300,000
Series Subordinated Note, due April 2015 Stated interest rate of 12%	582,715	613,808
Notes Payable, due the earlier of raising $10 million in proceeds from private placements or January 2016, interest between 8.25% and 12%	74,486	74,486
Note Payable, due August 2021, interest 0%	192,000	192,000
Installment Note Payable – Bank	225,594	252,244
Total	5,224,795	4,782,538
Unamortized discount	(83,336)	(145,835)
Total debt, net	5,141,459	4,636,703
Less: current maturities	2,574,973	2,070,217
Long-term portion	$2,566,486	$2,566,486

	As of
	December 31,	December 31,
	2014	2013
Senior Secured Note Payable, due August 2013	$-	$1,562,500
Secured Convertible Notes, due June through August 2014	-	770,000
Notes Payable to Directors and Affiliates	1,350,000	2,350,000
Convertible Notes, due March 2015, interest at 10%	-	575,000
Convertible Term Loans, due December 2016, interest at 10%	2,300,000	500,000
Convertible, Subordinated Notes, due March 2012 interest at 6%	-	112,561
Convertible Subordinated Note, due April 2015 interest at 9%	-	200,000
Series Subordinated Notes, due April 2015 Stated interest rate of 12%, effective interest of 38%.	613,808	863,808
Notes Payable, due February 2015, interest at 10%	-	100,000
Notes Payable, due the earlier of raising $10 million in proceeds from private placements or January 2016, interest between 8.25% and 12%	74,486	-
Note Payable, due August 2021, interest 0%	192,000	-
Installment Note Payable – Bank	252,244	137,383
Total	4,782,538	7,171,252
Unamortized discount	(145,835)	(67,327)
Total debt, net	4,636,703	7,103,925
Less: current maturities	2,070,217	3,170,672
Long-term portion	$2,566,486	$3,933,253

Maturities of long-term debt

Nine months ending December 31, 2015	$2,574,973
2016	2,374,486
2017	-
2018	-
2019	-
2020	-
Thereafter	192,000
$5,141,459

2015	$2,070,217
2016	2,374,486
2017	-
2018	-
2019	-
Thereafter	192,000
$4,636,703